SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of the calculation of basic and diluted net income (loss) per common share

The following table reflects the calculation of basic and diluted net income (loss) per common share:

	Three Months	Three Months
	Ended	Ended
	March 31,	March 31,
	2020	2019
Redeemable Common Stock
Numerator: Earnings allocable to Redeemable Common Stock
Interest Income	$659,150	$1,152,202
Income and Franchise Tax	(178,007)	(302,661)
Net Earnings	$481,143	$849,541
Denominator: Weighted Average Redeemable Common Stock
Redeemable Common Stock, Basic and Diluted	13,167,740	20,800,000
Earnings/Basic and Diluted Redeemable Common Stock	$0.04	$0.04

Non-Redeemable Common Stock
Numerator: Net (Loss) Income minus Redeemable Net Earnings
Net (Loss) Income	$(2,590,879)	$743,340
Redeemable Net Earnings	(481,143)	(849,541)
Non-Redeemable Net Loss	$(3,072,022)	$(106,201)
Denominator: Weighted Average Non-Redeemable Common Stock
Non-Redeemable Common Stock, Basic and Diluted (1)	5,200,000	5,200,000
Loss/Basic and Diluted Non-Redeemable Common Stock	$(0.59)	$(0.02)

The table below summarizes the Company's basic and diluted loss per share calculations (in thousands, except share and per share amounts):

	Year Ended December 31,
	2020	2019
Net loss	$(132,670)	$(98,895)

Weighted average shares outstanding
Basic	34,833,211	301,559
Diluted	34,833,211	301,559

Basic loss per common share	$(3.81)	$(327.95)
Diluted loss per common share	$(3.81)	$(327.95)

The following table reflects the calculation of basic and diluted net income (loss) per common share:

	Year Ended	Year Ended
	December 31,	December 31,
	2019	2018
Redeemable Common Stock
Numerator: Earnings allocable to Redeemable Common Stock
Interest Income	$4,379,894	$2,836,691
Income and Franchise Tax	$(1,099,904)	$(744,449)
Net Earnings	$3,279,990	$2,081,242
Denominator: Weighted Average Redeemable Common Stock
Redeemable Common Stock, Basic and Diluted	20,800,000	20,800,000
Earnings/Basic and Diluted Redeemable Common Stock	$0.16	$0.10
Non-Redeemable Common Stock
Numerator: Net Loss minus Redeemable Net Earnings
Net Income	$2,610,824	$1,679,963
Redeemable Net Earnings	$(3,279,990)	$(2,081,242)
Non-Redeemable Net Loss	$(669,166)	$(401,279)
Denominator: Weighted Average Non-Redeemable Common Stock
Non-Redeemable Common Stock, Basic and Diluted (1)	5,200,000	5,200,000
Loss/Basic and Diluted Non-Redeemable Common Stock	$(0.13)	$(0.08)